CONDENSED STATEMENT OF CHANGES IN STOCKHOLDERS? EQUITY - USD ($)	Common Stock	Additional Paid-in Amount	Retained Earnings / (Accumulated Deficit)	Total
Balance at Sep. 24, 2020		$ 0	$ 0	$ 0
Sale of 41,400,000 Units, net of underwriting discounts		23,965	0	25,000
Net Loss		0	(1,450)	(1,450)
Balance at Dec. 31, 2020	$ 1,035	23,965	(1,450)	23,550
Balance (in Shares) at Dec. 31, 2020	10,350,000
Sale of 41,400,000 Units, net of underwriting discounts	$ 4,140	371,625,771		371,629,911
Sale of 41,400,000 Units, net of underwriting discounts (in Shares)	41,400,000
Sale of 6,686,667 Private Placement Warrants		10,963		10,963
Common stock subject to possible redemption	$ (3,652)	(365,244,981)		(365,248,633)
Common stock subject to possible redemption (in Shares)	(36,524,863)
Change in value of common stock subject to redemption	$ (63)	(6,295,906)		(6,295,969)
Change in value of common stock subject to redemption (in Shares)	(628,889)
Net Loss			4,880,183	4,880,183
Balance at Mar. 31, 2021	$ 1,460	119,812	4,878,733	5,000,005
Balance (in Shares) at Mar. 31, 2021	14,596,248
Balance at Dec. 31, 2020	$ 1,035	23,965	(1,450)	$ 23,550
Balance (in Shares) at Dec. 31, 2020	10,350,000
Change in value of common stock subject to redemption (in Shares)				41,400,000
Net Loss				$ (7,363,925)
Balance at Jun. 30, 2021	$ 1,035		(50,667,203)	(50,666,168)
Balance (in Shares) at Jun. 30, 2021	10,350,000
Balance at Mar. 31, 2021	$ 1,460	119,812	4,878,733	5,000,005
Balance (in Shares) at Mar. 31, 2021	14,596,248
Change in value of common stock subject to redemption	$ (425)	$ (119,812)	(42,335,161)	(42,455,398)
Change in value of common stock subject to redemption (in Shares)	(4,246,248)
Initial classification of FPA liability			(966,667)	(966,667)
Net Loss			(12,244,108)	(12,244,108)
Balance at Jun. 30, 2021	$ 1,035		$ (50,667,203)	$ (50,666,168)
Balance (in Shares) at Jun. 30, 2021	10,350,000